Note 20 Summarized balance sheet held for sale usa (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Summarized assets held for sale USA [Line Items]
Cash cash balances at central banks and other demand deposits held for sale USA	€ 0	€ 11,368,000,000
Financial assets held for trading held for sale USA	0	821,000,000
Financial assets not held for trading mandatorily measured at fair value through profit or loss held for sale USA	0	13,000,000
Financial assets at fair value with changes in other comprehensive income held for sale USA	0	4,974,000,000
Financial assets at amortized cost held for sale USA	0	61,558,000,000
Derivatives hedge accounting held for sale USA	0	9,000,000
Tangible assets held for sale USA	0	799,000,000
Intangible assets held for sale USA	0	1,949,000,000
Tax assets held for sale USA	0	360,000,000
Other assets held for sale USA	0	1,390,000,000
Non current assets and disposable groups of items classified as held for sale held for sale USA	0	16,000,000
Total assets held for sale USA	0	83,257,000,000
Summarized liabilities held for sale USA [Line Items]
Financial liabilities held for trading held for sale USA	0	98,000,000
Financial liabilities at amortized cost held for sale USA	0	73,132,000,000
Derivatives hedge accounting held for sale USA liabilties	0	2,000,000
Provisions held for sale USA	0	157,000,000
Tax liabilities held for sale USA	0	201,000,000
Other liabilities held for sale USA	0	492,000,000
Total liabilities held for sale USA	0	74,082,000,000
Accumulated Other Comprehensive Income Held For Sale USA [Line Items]
Actuarial gains losses on defined benefit pension plans held for sale USA	0	(66,000,000)
Hedging of net investments in foreign operations effective portion held for sale USA	0	(432,000,000)
Foreign currency translation held for sale USA	0	801,000,000
Hedging derivatives. Cash flow hedges effective portion held for sale USA	0	250,000,000
Changes in fair value of debt instruments measured at fair value with changes in other comprehensive income held for sale USA	0	70,000,000
Accumulated other comprehensive income held for sale USA	€ 0	€ 622,000,000